Property, Plant & Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Property Plant And Equipment [Abstract]
Depreciation expense	$ 66,202	$ 50,894	$ 44,324